Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT MID CAP GROWTH FUND INC
Entity Central Index Key	0000356787
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000032269
Shareholder Report [Line Items]
Fund Name	Sit Mid Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Mid Cap Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Mid Cap Growth Fund	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2025, the Sit Mid Cap Growth Fund returned +11.72%, underperforming the Russell Midcap® Growth Index's return of +26.49%. The largest contributor to underperformance during the period was the Fund’s underweight position and negative stock selection in the technology services sector. The Fund did not hold positions in very strong performers, such as Palantir (+438%), AppLovin (+320%), and Roblox (+182%), which detracted from returns. Stock selection in the health technology sector also contributed to underperformance during the period, with holdings such as Sarepta (-89%) and Thermo Fisher Scientific (-26%) negatively affecting returns. Conversely, strong stock selection in electronic technology benefited returns. Key holdings during the period were: Broadcom (+74%) and Ciena (+68%).

Line Graph [Table Text Block]
	Sit Mid Cap Growth Fund	Russell 3000® Index	Russell Midcap® Growth Index
6/15	$10,000	$10,000	$10,000
6/16	9,003	10,214	9,786
6/17	10,690	12,104	11,454
6/18	11,698	13,893	13,576
6/19	13,073	15,141	15,468
6/20	14,217	16,130	17,311
6/21	19,761	23,253	24,888
6/22	14,879	20,029	17,527
6/23	18,152	23,825	21,582
6/24	20,945	29,335	24,830
6/25	23,399	33,822	31,408

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Sit Mid Cap Growth Fund	11.72%	10.48%	8.87%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Growth Index	26.49%	12.65%	12.13%

Material Change Date	Jun. 30, 2025
AssetsNet	$ 211,552,299
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,567,266
InvestmentCompanyPortfolioTurnover	6.67%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/25)

Total Net Assets	$211,552,299
# of Portfolio Holdings	63
Portfolio Turnover Rate	6.67%
Investment Advisory Fees Paid	$2,567,266
Weighted average market cap	$168.7 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	8.9%
Arista Networks, Inc.	6.8
TJX Cos., Inc.	2.7
Axon Enterprise, Inc.	2.7
PTC, Inc.	2.6
Ameriprise Financial, Inc.	2.5
Intercontinental Exchange, Inc.	2.2
Autodesk, Inc.	2.2
Applied Materials, Inc.	2.1
Carlyle Group, Inc.	2.1

Sector Allocation (% of Net Assets)

Electronic Technology	21.3%
Technology Services	17.3
Producer Manufacturing	11.4
Finance	10.4
Health Technology	10.4
Industrial Services	5.4
Retail Trade	4.6
Health Services	3.7
Others	10.4
Cash and other net assets	5.1
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2025.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2025.